Net Deferred Tax Assets (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Allowance for loan losses	$ 2,440,150	$ 3,012,907
Deferred compensation liability	3,005,808	2,506,541
Intangible assets	92,276	154,037
Unrealized loss on securities available-for-sale		12,640,667
Unrealized loss on securities transferred to HTM	5,787,593
Other	570,076	689,235
Total	11,895,903	19,003,387
Deferred tax liabilities
Premises and equipment	1,149,615	1,056,263
Unrealized gain on available-for-sale securities	504,545
Other	113,002	152,844
Total	1,767,162	1,209,107
Net deferred tax asset	$ 10,128,741	$ 17,794,280